Analysis of cash and cash equivalents - Mandatory reserve deposits (Details) € in Billions, £ in Billions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)
Bank of England
Cash
Mandatory reserve deposits at central banks | £		£ 0.6		£ 0.5		£ 0.5
De Nederlandsche Bank
Cash
Mandatory reserve deposits at central banks | €	€ 0.1		€ 0.4		€ 0.3